Distribution Date:	11/14/22	COMM 2013-CCRE10 Mortgage Trust
Determination Date:	11/07/22
Next Distribution Date:	12/12/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25	Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26	Representative
			-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

PEZ	12626BAS3	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-1	12626BAA2	1.278000%	67,569,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12626BAB0	2.972000%	100,105,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12626BAC8	3.923000%	140,000,000.00	40,370,011.26	0.00	131,976.30	0.00	0.00	131,976.30	40,370,011.26	45.64%	30.00%
A-3FL	12626BAG9	4.071000%	40,000,000.00	11,534,288.93	0.00	41,738.75	0.00	0.00	41,738.75	11,534,288.93	45.64%	30.00%
A-3FX	12626BAJ3	3.760000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12626BAD6	4.210000%	278,534,000.00	278,534,000.00	0.00	977,190.12	0.00	0.00	977,190.12	278,534,000.00	45.64%	30.00%
A-SB	12626BAE4	3.795000%	81,070,000.00	11,159,275.43	1,070,842.98	35,291.21	0.00	0.00	1,106,134.19	10,088,432.45	45.64%	30.00%
A-M	12626BAN4	4.517000%	99,776,000.00	99,776,000.00	0.00	375,573.49	0.00	0.00	375,573.49	99,776,000.00	29.71%	20.13%
B	12626BAQ7	5.031229%	59,362,000.00	59,362,000.00	0.00	248,886.51	0.00	0.00	248,886.51	59,362,000.00	20.24%	14.25%
C	12626BAU8	5.031229%	31,574,000.00	31,574,000.00	0.00	132,380.02	0.00	0.00	132,380.02	31,574,000.00	15.20%	11.13%
D	12626BAW4	5.031229%	45,469,000.00	45,469,000.00	0.00	190,637.46	0.00	0.00	190,637.46	45,469,000.00	7.94%	6.63%
E	12626BAY0	5.031229%	17,682,000.00	17,682,000.00	0.00	74,135.16	0.00	0.00	74,135.16	17,682,000.00	5.11%	4.88%
F	12626BBA1	5.031229%	15,155,000.00	15,155,000.00	0.00	63,540.23	0.00	0.00	63,540.23	15,155,000.00	2.69%	3.38%
G*	12626BBC7	5.031229%	34,101,899.00	16,879,269.73	0.00	63,500.04	0.00	0.00	63,500.04	16,879,269.73	0.00%	0.00%
V	12626BBE3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12626BBJ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12626BBG8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,010,397,902.02	627,494,845.35	1,070,842.98	2,334,849.29	0.00	0.00	3,405,692.27	626,424,002.37

X-A	12626BAF1	0.800332%	807,054,000.00	441,373,575.62	0.00	294,371.03	0.00	0.00	294,371.03	440,302,732.64
X-B	12626BAL8	0.000000%	203,343,899.00	186,121,269.73	0.00	0.00	0.00	0.00	0.00	186,121,269.73
Notional SubTotal			1,010,397,899.00	627,494,845.35	0.00	294,371.03	0.00	0.00	294,371.03	626,424,002.37

Deal Distribution Total					1,070,842.98	2,629,220.32	0.00	0.00	3,700,063.30

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	12626BAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1	12626BAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12626BAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12626BAC8	288.35722329	0.00000000	0.94268786	0.00000000	0.00000000	0.00000000	0.00000000	0.94268786	288.35722329
A-3FL	12626BAG9	288.35722325	0.00000000	1.04346875	0.00000000	0.00000000	0.00000000	0.00000000	1.04346875	288.35722325
A-3FX	12626BAJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12626BAD6	1,000.00000000	0.00000000	3.50833335	0.00000000	0.00000000	0.00000000	0.00000000	3.50833335	1,000.00000000
A-SB	12626BAE4	137.64987579	13.20886863	0.43531775	0.00000000	0.00000000	0.00000000	0.00000000	13.64418638	124.44100715
A-M	12626BAN4	1,000.00000000	0.00000000	3.76416663	0.00000000	0.00000000	0.00000000	0.00000000	3.76416663	1,000.00000000
B	12626BAQ7	1,000.00000000	0.00000000	4.19269078	0.00000000	0.00000000	0.00000000	0.00000000	4.19269078	1,000.00000000
C	12626BAU8	1,000.00000000	0.00000000	4.19269082	0.00000000	0.00000000	0.00000000	0.00000000	4.19269082	1,000.00000000
D	12626BAW4	1,000.00000000	0.00000000	4.19269084	0.00000000	0.00000000	0.00000000	0.00000000	4.19269084	1,000.00000000
E	12626BAY0	1,000.00000000	0.00000000	4.19269087	0.00000000	0.00000000	0.00000000	0.00000000	4.19269087	1,000.00000000
F	12626BBA1	1,000.00000000	0.00000000	4.19269086	0.00000000	0.00000000	0.00000000	0.00000000	4.19269086	1,000.00000000
G	12626BBC7	494.96568300	0.00000000	1.86206756	0.21317053	32.54150216	0.00000000	0.00000000	1.86206756	494.96568300
V	12626BBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12626BBJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12626BBG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12626BAF1	546.89472528	0.00000000	0.36474763	0.00000000	0.00000000	0.00000000	0.00000000	0.36474763	545.56787110
X-B	12626BAL8	915.30294563	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	915.30294563

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/22 - 10/30/22	30	0.00	131,976.30	0.00	131,976.30	0.00	0.00	0.00	131,976.30	0.00
A-3FL	10/13/22 - 11/13/22	32	0.00	41,738.75	0.00	41,738.75	0.00	0.00	0.00	41,738.75	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/22 - 10/30/22	30	0.00	977,190.12	0.00	977,190.12	0.00	0.00	0.00	977,190.12	0.00
A-SB	10/01/22 - 10/30/22	30	0.00	35,291.21	0.00	35,291.21	0.00	0.00	0.00	35,291.21	0.00
A-M	10/01/22 - 10/30/22	30	0.00	375,573.49	0.00	375,573.49	0.00	0.00	0.00	375,573.49	0.00
B	10/01/22 - 10/30/22	30	0.00	248,886.51	0.00	248,886.51	0.00	0.00	0.00	248,886.51	0.00
C	10/01/22 - 10/30/22	30	0.00	132,380.02	0.00	132,380.02	0.00	0.00	0.00	132,380.02	0.00
D	10/01/22 - 10/30/22	30	0.00	190,637.46	0.00	190,637.46	0.00	0.00	0.00	190,637.46	0.00
E	10/01/22 - 10/30/22	30	0.00	74,135.16	0.00	74,135.16	0.00	0.00	0.00	74,135.16	0.00
F	10/01/22 - 10/30/22	30	0.00	63,540.23	0.00	63,540.23	0.00	0.00	0.00	63,540.23	0.00
G	10/01/22 - 10/30/22	30	1,102,457.50	70,769.56	0.00	70,769.56	7,269.52	0.00	0.00	63,500.04	1,109,727.02
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/22 - 10/30/22	30	0.00	294,371.03	0.00	294,371.03	0.00	0.00	0.00	294,371.03	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,102,457.50	2,636,489.84	0.00	2,636,489.84	7,269.52	0.00	0.00	2,629,220.32	1,109,727.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
AM (Non-PEZ)	12626BAN4	4.517000%	99,776,000.00	99,776,000.00	0.00	375,573.49	0.00	0.00	375,573.49	99,776,000.00
AM (PEZ)	NA	N/A	99,776,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Non-PEZ)	12626BAQ7	5.031229%	59,362,000.00	59,362,000.00	0.00	248,886.51	0.00	0.00	248,886.51	59,362,000.00
B (PEZ)	NA	N/A	59,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Non-PEZ)	12626BAU8	5.031229%	31,574,000.00	31,574,000.00	0.00	132,380.02	0.00	0.00	132,380.02	31,574,000.00
C (PEZ)	NA	N/A	31,574,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			381,424,000.00	190,712,000.00	0.00	756,840.02	0.00	0.00	756,840.02	190,712,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,700,063.30
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	3.346000
Next Period 1 Month LIBOR %	3.874000
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,672,147.84	Master Servicing Fee	29,842.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,161.37
Interest Adjustments	0.00	Trustee Fee	270.17
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	270.17
ARD Interest	0.00	Operating Advisor Fee	1,555.16
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	7,154.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,672,147.84	Total Fees	41,253.03

Principal		Expenses/Reimbursements
Scheduled Principal	1,070,842.98	Reimbursement for Interest on Advances	4,122.75
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,761.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,385.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,070,842.98	Total Expenses/Reimbursements	7,269.52

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,629,220.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,070,842.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	5,597.98	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,700,063.30
Total Funds Collected	3,748,588.80	Total Funds Distributed	3,748,585.85

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	627,494,845.35	627,494,845.35	Beginning Certificate Balance	627,494,845.35
(-) Scheduled Principal Collections	1,070,842.98	1,070,842.98	(-) Principal Distributions	1,070,842.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	626,424,002.37	626,424,002.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	627,594,995.36	627,594,995.36	Ending Certificate Balance	626,424,002.37
Ending Actual Collateral Balance	626,474,562.12	626,474,562.12

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	354,633,440.95	56.61%	7	4.9675	NAP	Defeased	23	354,633,440.95	56.61%	7	4.9675	NAP
	9,999,999 or less	12	62,111,106.14	9.92%	9	5.3724	1.771897	1.39 or less	8	107,645,335.14	17.18%	9	5.0771	0.489563
10,000,000 to 24,999,999		4	58,905,966.25	9.40%	7	4.6931	1.918081	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		5	150,773,489.03	24.07%	49	4.8154	1.198393	1.45 to 1.54	1	25,181,769.31	4.02%	249	5.0200	1.512100
40,000,000 to 59,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.64	1	10,633,352.10	1.70%	8	5.5435	1.621900
	60,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	1	27,132,820.28	4.33%	8	5.4300	1.717900
	Totals	44	626,424,002.37	100.00%	17	4.9452	1.867182	1.75 to 1.84	1	6,325,114.23	1.01%	9	5.4100	1.793200
								1.85 to 1.99	1	4,501,366.47	0.72%	8	5.2775	1.874400
								2.00 or greater	8	90,370,803.89	14.43%	8	4.4148	2.537468
								Totals	44	626,424,002.37	100.00%	17	4.9452	1.867182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	39	354,633,440.95	56.61%	7	4.9675	NAP
							Defeased	39	354,633,440.95	56.61%	7	4.9675	NAP
California	4	49,326,571.88	7.87%	131	5.1846	1.305287
							Lodging	5	77,337,580.35	12.35%	8	4.7272	1.426845
Colorado	1	5,819,818.09	0.93%	9	4.9400	1.297400
							Multi-Family	3	15,933,248.46	2.54%	8	5.2713	2.611018
Hawaii	1	36,618,684.12	5.85%	8	4.1035	2.533500
							Office	6	62,236,620.63	9.94%	9	5.0301	0.515751
Kentucky	2	37,263,301.69	5.95%	9	5.0950	0.405837
							Other	1	4,867,742.57	0.78%	9	6.0600	0.378800
Maryland	1	6,325,114.23	1.01%	9	5.4100	1.793200
							Retail	6	84,282,549.13	13.45%	80	4.7067	2.031525
Michigan	1	1,761,189.41	0.28%	9	5.4000	2.294800
							Self Storage	1	27,132,820.28	4.33%	8	5.4300	1.717900
Missouri	1	3,260,000.00	0.52%	9	4.7326	2.152600
							Totals	61	626,424,002.37	100.00%	17	4.9452	1.867182
Nevada	1	5,304,372.58	0.85%	9	5.6820	2.154400

New York	2	32,426,184.09	5.18%	8	5.3794	1.662756

North Carolina	2	13,361,023.05	2.13%	7	4.6508	2.312264

South Carolina	1	10,633,352.10	1.70%	8	5.5435	1.621900

Texas	3	44,002,744.22	7.02%	9	4.9740	0.606039

Virginia	1	4,501,366.47	0.72%	8	5.2775	1.874400

Washington	1	21,186,839.49	3.38%	7	3.9700	2.497000

Totals	61	626,424,002.37	100.00%	17	4.9452	1.867182

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	354,633,440.95	56.61%	7	4.9675	NAP	Defeased	23	354,633,440.95	56.61%	7	4.9675	NAP
	4.2499% or less	2	57,805,523.61	9.23%	8	4.0546	2.520122	12 months or less	1	25,181,769.31	4.02%	249	5.0200	1.512100
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	14,357,393.68	2.29%	7	4.6069	2.308656	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	17	199,627,644.13	31.87%	39	5.1879	1.126615	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	626,424,002.37	100.00%	17	4.9452	1.867182	49 months or greater	20	246,608,792.11	39.37%	8	4.9056	1.482710
								Totals	44	626,424,002.37	100.00%	17	4.9452	1.867182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	354,633,440.95	56.61%	7	4.9675	NAP	Defeased	23	354,633,440.95	56.61%	7	4.9675	NAP
	60 months or less	20	246,608,792.11	39.37%	8	4.9056	1.482710	Interest Only	1	3,260,000.00	0.52%	9	4.7326	2.152600
61 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	1	25,181,769.31	4.02%	249	5.0200	1.512100	121 months or greater	20	268,530,561.42	42.87%	31	4.9184	1.477334
	Totals	44	626,424,002.37	100.00%	17	4.9452	1.867182	Totals	44	626,424,002.37	100.00%	17	4.9452	1.867182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	23	354,633,440.95	56.61%	7	4.9675	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	239,364,377.33	38.21%	34	4.8534	1.461412
	13 months to 24 months	2	32,426,184.09	5.18%	8	5.3794	1.662756
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	626,424,002.37	100.00%	17	4.9452	1.867182
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	407000195	OF	Los Angeles	CA	Actual/360	4.685%	403,430.56	0.00	0.00	N/A	05/06/23	--	100,000,000.00	100,000,000.00	11/06/22
4	407000197	OF	El Segundo	CA	Actual/360	4.580%	190,905.06	0.00	0.00	N/A	05/06/23	--	48,400,000.00	48,400,000.00	11/06/22
6	407000203	RT	Hilo	HI	Actual/360	4.104%	129,705.00	87,825.64	0.00	N/A	07/06/23	--	36,706,509.76	36,618,684.12	11/06/22
7	300710007	LO	Louisville	KY	Actual/360	4.950%	138,376.17	68,059.38	0.00	N/A	08/01/23	--	32,463,618.50	32,395,559.12	11/01/22
8	407000207	OF	Austin	TX	Actual/360	4.811%	122,251.64	63,195.35	0.00	N/A	08/06/23	--	29,507,851.55	29,444,656.20	11/06/22
9	300710009	RT	Newark	DE	Actual/360	5.263%	143,617.24	49,925.12	0.00	N/A	08/06/23	--	31,692,411.11	31,642,485.99	11/06/22
10	300710010	SS	Long Island City	NY	Actual/360	5.430%	127,117.17	53,172.40	0.00	N/A	07/06/23	--	27,185,992.68	27,132,820.28	11/06/22
11	300710011	RT	Clovis	CA	Actual/360	5.020%	109,081.41	52,331.97	0.00	N/A	08/01/43	--	25,234,101.28	25,181,769.31	11/01/22
12	300710012	IN	Salinas	CA	Actual/360	5.397%	98,809.31	41,534.38	0.00	N/A	06/06/23	--	21,259,156.17	21,217,621.79	11/06/22
13	656100115	LO	Tacoma	WA	Actual/360	3.970%	72,654.86	65,901.26	0.00	N/A	06/06/23	--	21,252,740.75	21,186,839.49	11/06/22
14	300710014	MF	Worcester	MA	Actual/360	5.567%	98,312.60	38,974.91	0.00	N/A	06/06/23	--	20,506,415.84	20,467,440.93	11/06/22
16	407000198	OF	Seattle	WA	Actual/360	5.136%	73,713.33	33,950.48	0.00	N/A	04/01/23	--	16,668,790.43	16,634,839.95	11/01/22
18	407000190	OF	Culver City	CA	Actual/360	5.171%	71,338.55	32,652.40	0.00	N/A	07/06/23	--	16,021,033.38	15,988,380.98	11/06/22
20	300710020	LO	Corolla	NC	Actual/360	4.570%	43,822.72	38,469.81	0.00	N/A	06/06/23	--	11,135,863.49	11,097,393.68	11/06/22
21	300710021	MF	Groveport	OH	Actual/360	5.050%	51,791.37	24,736.84	0.00	N/A	07/01/23	--	11,909,864.38	11,885,127.54	11/01/22
24	300710024	RT	Tampa	FL	Actual/360	5.480%	54,198.52	22,283.68	0.00	N/A	04/06/23	--	11,485,441.88	11,463,158.20	11/06/22
25	407000174	OF	Houston	TX	Actual/360	4.378%	41,781.67	25,645.73	0.00	N/A	03/06/23	--	11,082,834.37	11,057,188.64	11/06/22
26	407000206	MH	Las Vegas	NV	Actual/360	5.096%	42,921.52	31,439.60	0.00	N/A	08/06/23	--	9,782,031.66	9,750,592.06	11/06/22
27	407000196	RT	Bluffton	SC	Actual/360	5.543%	50,856.70	20,458.46	0.00	N/A	07/06/23	--	10,653,810.56	10,633,352.10	11/06/22
28	300710028	MF	Greensboro	NC	Actual/360	5.226%	44,100.89	21,629.05	0.00	N/A	06/06/23	--	9,798,897.01	9,777,267.96	11/06/22
30	407000193	MF	Dallas	TX	Actual/360	5.336%	40,877.78	17,664.17	0.00	N/A	07/06/23	--	8,896,359.41	8,878,695.24	11/06/22
31	300710031	LO	San Mateo	CA	Actual/360	5.720%	40,293.01	24,691.60	0.00	N/A	07/06/23	--	8,181,113.19	8,156,421.59	09/06/22
32	656100133	MU	South Lake Tahoe	CA	Actual/360	5.890%	44,081.89	15,760.28	0.00	N/A	07/06/23	--	8,691,320.09	8,675,559.81	11/06/22
34	300710034	RT	Various	Various	Actual/360	4.526%	23,856.01	36,632.71	0.00	N/A	04/06/23	--	6,121,023.40	6,084,390.69	11/06/22
35	407000199	OF	Atlanta	GA	Actual/360	5.266%	35,147.17	15,467.35	0.00	N/A	08/06/23	--	7,751,603.67	7,736,136.32	11/06/22
36	656100118	IN	Livonia	MI	Actual/360	4.340%	23,901.66	14,881.74	0.00	N/A	03/06/23	--	6,395,567.63	6,380,685.89	11/06/22
37	407000202	IN	Garden Grove	CA	Actual/360	5.184%	28,522.99	12,915.10	0.00	N/A	08/06/23	--	6,389,558.71	6,376,643.61	11/06/22
39	300710039	RT	Capitol Heights	MD	Actual/360	5.410%	29,523.81	12,356.75	0.00	N/A	08/06/23	--	6,337,470.98	6,325,114.23	11/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
42	300710042	OF	Greenwood Village	CO	Actual/360	4.940%	24,808.95	12,245.72	0.00	N/A	08/01/23	--	5,832,063.81	5,819,818.09	11/01/22
43	300710043	OF	Houston	TX	Actual/360	5.252%	25,736.83	11,379.58	0.00	N/A	08/06/23	--	5,690,772.36	5,679,392.78	11/06/22
44	407000205	MH	Davie	FL	Actual/360	5.096%	22,891.48	16,767.78	0.00	N/A	05/06/23	--	5,217,084.13	5,200,316.35	11/06/22
45	300710045	MF	New York	NY	Actual/360	5.120%	23,385.90	10,897.43	0.00	N/A	07/06/23	--	5,304,261.24	5,293,363.81	11/06/22
46	407000200	OF	Las Vegas	NV	Actual/360	5.682%	26,001.91	9,912.23	0.00	N/A	08/06/23	--	5,314,284.81	5,304,372.58	11/06/22
47	300710047	98	Louisville	KY	Actual/360	6.060%	25,474.83	14,051.59	0.00	N/A	08/06/23	--	4,881,794.16	4,867,742.57	11/06/22
48	300710048	LO	Opelika	AL	Actual/360	4.793%	19,217.47	15,708.97	0.00	N/A	06/06/23	--	4,656,663.29	4,640,954.32	11/06/22
50	300710050	LO	Chesapeake	VA	Actual/360	5.277%	20,521.64	14,328.89	0.00	N/A	07/06/23	--	4,515,695.36	4,501,366.47	11/06/22
51	656100123	MF	Biloxi	MS	Actual/360	4.810%	17,620.50	9,168.27	0.00	N/A	07/06/23	--	4,254,160.63	4,244,992.36	11/06/22
52	407000201	IN	Orange	CA	Actual/360	5.184%	17,619.36	7,977.98	0.00	N/A	08/06/23	--	3,946,989.14	3,939,011.16	11/06/22
53	300710053	MF	Austell	GA	Actual/360	5.610%	18,562.73	7,299.21	0.00	N/A	07/06/23	--	3,842,551.44	3,835,252.23	11/06/22
54	407000204	MH	Various	NY	Actual/360	5.463%	13,624.87	5,600.04	0.00	N/A	05/06/23	--	2,896,554.98	2,890,954.94	11/06/22
55	300710055	RT	Malden	MO	Actual/360	4.733%	13,285.43	0.00	0.00	N/A	08/06/23	--	3,260,000.00	3,260,000.00	11/06/22
56	300710056	RT	Friendswood	TX	Actual/360	5.138%	10,341.49	4,789.37	0.00	N/A	04/06/23	--	2,337,609.58	2,332,820.21	11/06/22
57	300710057	RT	Charlotte	NC	Actual/360	5.047%	9,858.28	4,713.56	0.00	N/A	07/06/23	--	2,268,342.93	2,263,629.37	11/06/22
59	300710059	MF	Warren	MI	Actual/360	5.400%	8,205.56	3,446.20	0.00	N/A	08/01/23	--	1,764,635.61	1,761,189.41	11/01/22
Totals							2,672,147.84	1,070,842.98	0.00				627,494,845.35	626,424,002.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	6,150,517.94	3,532,580.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	902,075.86	1,337,185.86	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(1,062,666.93)	(268,832.85)	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,811,857.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,909,678.34	1,542,212.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	740,181.23	2,021,563.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,347,477.76	786,395.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,727,097.71	2,605,738.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,286,958.15	736,085.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,959,816.85	1,244,954.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,027,694.44	0.00	--	--	--	0.00	0.00	64,369.59	128,859.88	616.64	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	714,033.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	820,270.00	372,918.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	802,830.40	294,561.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	580,001.01	288,481.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,000,666.03	510,230.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	133,630.90	115,640.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1,448,869.19	219,237.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	338,394.00	168,656.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	404,232.41	191,420.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	361,221.56	173,436.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	28,690,804.26	16,586,498.63				0.00	0.00	64,369.59	128,859.88	616.64	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/14/22	1	8,156,421.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945220%	4.865101%	17
10/13/22	0	0.00	0	0.00	1	8,181,113.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945283%	4.865172%	18
09/12/22	0	0.00	1	8,206,981.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945360%	4.865257%	19
08/12/22	0	0.00	1	8,231,425.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945421%	4.868594%	20
07/12/22	1	8,255,749.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.945481%	4.868666%	21
06/10/22	1	8,281,263.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	38,659,545.11	4.945555%	4.868753%	22
05/12/22	1	8,305,342.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976430%	4.899004%	23
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976506%	4.899091%	24
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976566%	4.899161%	25
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976670%	4.899277%	26
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976727%	4.899345%	27
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.976784%	4.899412%	28
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	300710031	09/06/22	1	1	64,369.59	128,859.88	1,495.64	8,206,981.28	08/12/22	13
Totals					64,369.59	128,859.88	1,495.64	8,206,981.28

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		210,444,355	210,444,355		0		0
7 - 12 Months		390,797,878	382,641,457		8,156,422		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		25,181,769	25,181,769		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Nov-22	626,424,002	618,267,581	8,156,422	0		0	0
Oct-22	627,494,845	619,313,732	0	0		8,181,113	0
Sep-22	628,627,578	620,420,596	0	8,206,981		0	0
Aug-22	629,689,002	621,457,577	0	8,231,425		0	0
Jul-22	630,745,893	622,490,144	8,255,749	0		0	0
Jun-22	631,865,179	623,583,916	8,281,263	0		0	0
May-22	671,644,485	663,339,142	8,305,343	0		0	0
Apr-22	672,832,520	672,832,520	0	0		0	0
Mar-22	673,942,355	673,942,355	0	0		0	0
Feb-22	675,267,697	675,267,697	0	0		0	0
Jan-22	676,367,047	676,367,047	0	0		0	0
Dec-21	677,461,673	677,461,673	0	0		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	300710031	8,156,421.59	8,206,981.28	18,100,000.00	06/11/13	917,853.24	1.17700	12/31/21	07/06/23	187
Totals		8,156,421.59	8,206,981.28	18,100,000.00		917,853.24

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	300710031	LO	CA	08/12/22	13

The loan is 60+days delinquent. Borrower has engaged a workout consultant who has started to provide DD to Lender. Lender has retained counsel and sent out the Notice of Default. Borrower is reportedly working on a refinance with an anticipated payoff at the end of November 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
13	656100115	0.00	3.97000%	0.00	3.97000%		04/06/21	04/06/20	05/06/21
13	656100115	22,362,269.49	3.97000%	21,933,009.88 3.97000%		2	04/08/21	04/06/20	05/06/21
48	300710048	4,863,377.66	4.79250%	4,863,377.66 4.79250%		10	07/22/20	06/06/20	09/08/20
Totals		27,225,647.15		26,796,387.54
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	407000163 10/15/18	17,139,014.39	6,890,000.00	6,960,935.48	6,960,935.48	6,960,935.48	0.00	17,139,014.39	0.00	36,357.81	17,102,656.58	71.26%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,139,014.39	6,890,000.00	6,960,935.48	6,960,935.48	6,960,935.48	0.00	17,139,014.39	0.00	36,357.81	17,102,656.58

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	407000163	07/10/20	0.00	0.00	17,102,656.58	0.00	0.00	658.00	0.00	0.00	13,733,675.05
		06/12/20	0.00	0.00	17,101,998.58	0.00	108.90	0.00	0.00	0.00
		04/10/20	0.00	0.00	17,101,889.68	0.00	0.00	90.00	0.00	0.00
		02/12/20	0.00	0.00	17,101,799.68	0.00	0.00	1,455.00	0.00	0.00
		01/10/20	0.00	0.00	17,100,344.68	0.00	0.00	89.01	0.00	0.00
		11/13/19	0.00	0.00	17,100,255.67	0.00	(40,943.56)	0.00	0.00	0.00
		03/12/19	0.00	0.00	17,141,199.23	0.00	(1,502.27)	0.00	0.00	0.00
		02/12/19	0.00	0.00	17,142,701.50	0.00	27,000.00	0.00	0.00	0.00
		01/11/19	0.00	0.00	17,115,701.50	0.00	(23,312.89)	(526.00)	0.00	0.00
		12/12/18	0.00	0.00	17,139,540.39	0.00	0.00	526.00	0.00	0.00
		10/15/18	0.00	0.00	17,139,014.39	0.00	0.00	17,139,014.39	0.00	(3,407,631.35)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,102,656.58	0.00	(38,649.82)	17,141,306.40	0.00	(3,407,631.35)	13,733,675.05

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,385.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	234.21	0.00	0.00	0.00
31	0.00	0.00	1,761.21	0.00	0.00	0.00	0.00	0.00	3,883.78	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.76	0.00	0.00	0.00
Total	0.00	0.00	1,761.21	0.00	1,385.56	0.00	0.00	0.00	4,122.75	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,269.52

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				Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $95,356,000.00 of Class PEZ was exchanged for $49,888,000.00 of Class A-M, $29,681,000.00 of Class B, and $15,787,000.00 of Class C.

August 2022 Disclosable Special Servicer Fees
Special Servicer Compensation (CREFC)	656100115	$1,386	300710031	$1,761

© 2021 Computershare. All rights reserved. Confidential.					Page 28 of 28